Investment Objectives and Goals - Grayscale Bitcoin Covered Call ETF	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Grayscale Bitcoin Covered Call ETF Summary
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]

The Grayscale Bitcoin Covered Call ETF (the “Fund”) seeks to provide current income. The Fund’s secondary objective is to participate in the returns of Bitcoin through the use of options on Bitcoin exchange-traded products whose investment objectives are to, before fees and expenses, track the price performance of Bitcoin. The Bitcoin exchange-traded products include, but are not limited to, Grayscale Bitcoin Trust ETF (Ticker: GBTC) and Grayscale Bitcoin Mini Trust ETF (Ticker: BTC) (the “Bitcoin ETPs”). There can be no assurance that the Fund will achieve its investment objectives.